Convertible Preferred Stock (Details) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended				2 Months Ended	3 Months Ended						3 Months Ended				3 Months Ended							3 Months Ended							3 Months Ended
	Mar. 31, 2014 Series B item	Dec. 31, 2013 Series B	Dec. 31, 2012 Series B	Mar. 31, 2014 Series B Minimum	Mar. 31, 2014 Series B-2	Mar. 31, 2014 Series B-2 item	Feb. 14, 2014 Series B-2	Dec. 31, 2013 Series B-2	Mar. 31, 2014 Series B-2 Minimum	Mar. 31, 2014 Series B-2 Maximum	Feb. 14, 2014 Series B-2 Maximum	Mar. 31, 2014 Series A Convertible Preferred Stock item	Mar. 31, 2014 Series A-1 item	Dec. 31, 2013 Series A-1	Dec. 31, 2012 Series A-1	Mar. 31, 2014 Series A-1 After payment in full of required Series B and B-2 preferred dividends	Mar. 31, 2014 Series A-1 Liquidation, dissolution, or winding-up, payments to preferred stockholders after distribution to Series B and Series B-2 preferred stockholders	Mar. 31, 2014 Series A-1 Minimum	Mar. 31, 2014 Series A-2	Dec. 31, 2013 Series A-2	Dec. 31, 2012 Series A-2	Dec. 31, 2011 Series A-2	Mar. 31, 2014 Series A-2 After payment in full of required Series B, Series B-2 and A-1 preferred dividends	Mar. 31, 2014 Series A-2 Liquidation, dissolution, or winding-up, payments to preferred stockholders after distribution to Series B, SeriesB-2 and Series A-1 preferred stockholders	Mar. 31, 2014 Series A-2 Minimum	Mar. 31, 2014 Series A-3	Dec. 31, 2013 Series A-3	Dec. 31, 2012 Series A-3	Dec. 31, 2011 Series A-3	Mar. 31, 2014 Series A-3 After payment in full of required Series B, Series B-2, Series A-1 and A-2 preferred dividends	Mar. 31, 2014 Series A-3 Liquidation, dissolution, or winding-up, payments to preferred stockholders after distribution to Series B, Series B-2, Series A-1 and Series A-2 preferred stockholders	Mar. 31, 2014 Series A-3 Minimum	Mar. 31, 2014 Series A-4	Dec. 31, 2013 Series A-4	Dec. 31, 2012 Series A-4	Dec. 31, 2011 Series A-4
Mar. 31, 2014
Series A-4
Liquidation, dissolution, or winding-up, payments to preferred stockholders after distribution to Series B, Series B-2, Series A-1, Series A-2 , Series A-3, Series A-5 and Series A-6 preferred stockholders
																																						Mar. 31, 2014 Series A-5	Dec. 31, 2013 Series A-5	Dec. 31, 2012 Series A-5	Mar. 31, 2014 Series A-5 Liquidation, dissolution, or winding-up, payments to preferred stockholders after distribution to Series B, Series B-2, Series A-1 and Series A-2 preferred stockholders	Mar. 31, 2014 Series A-6	Dec. 31, 2013 Series A-6	Dec. 31, 2012 Series A-6	Mar. 31, 2014 Series A-6 Liquidation, dissolution, or winding-up, payments to preferred stockholders after distribution to Series B, Series B-2, Series A-1 and Series A-2 preferred stockholders
Convertible Preferred Stock
Amount to be raised											$ 40.2
Number of shares issued	701,235	701,235	0		448,060	448,060		0					939,612	939,612	939,612				983,208	983,208	983,208					142,227	142,227	142,227					3,998	3,998	3,998			6,443	6,443	6,443		682,958	496,111	0
Number of shares authorized	980,000	980,000	980,000		655,000	655,000		655,000			655,000		1,000,000	1,000,000	1,000,000				983,213	983,213	983,213					142,230	142,230	142,230					4,000	4,000	4,000			7,000	7,000	7,000		800,000	800,000	800,000
Warrants issued for purchase of shares of common stock (in shares)											718,201
Exercise price of warrants (in dollars per unit)							$ 14.004
Proceeds from issuance of shares					27.5
Warrants issued for purchase of shares of common stock (in shares)										491,293
Purchase price per share of convertible preferred stock (in dollars per share)	$ 61.42				$ 61.42	$ 61.42							$ 81.42				$ 81.42		$ 81.42					$ 81.42		$ 81.42					$ 81.42		$ 81.42				$ 81.42	$ 81.42			$ 81.42	$ 81.42			$ 81.42
Conversion price per share (in dollars per share)	$ 14.004				$ 14.004	$ 14.004							$ 16.970						$ 16.970							$ 16.970							$ 18.564					$ 18.564				$ 18.564
Original conversion price per share (in dollars per share)													$ 18.564						$ 18.564							$ 18.564
Original preferred stock conversion ratio (in shares)													4.386						4.386							4.386
Preferred Stock conversion ratio (in shares)	4.386	10			7.678	7.678		4.386					4.798						4.798			0.1				4.798			0.1				4.386			0.1		4.386				4.386
Percentage of outstanding shares holders vote required for conversion of all shares of preferred stock				70.00%					70.00%									70.00%							70.00%							70.00%
Dividend rate (as a percent)	8.00%					8.00%										8.00%							8.00%							8.00%
Accrued dividend	$ 3.2				$ 0.3	$ 0.3							$ 16.8						$ 19.8							$ 2.9
Number of times of original purchase price, which will be paid to the preferred stockholders	200.00%					150.00%
Number of classes of stockholder voting rights, in the aggregate, for preferred stockholders, on an as-if converted basis, together with common stockholders	1					1						1
Members of the Company's Board of Directors that can be elected by preferred stockholders													2